Leases (Details) - Schedule of Cash Flow Information Related to Finance Leases - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 80,738	$ 72,678	$ 204,774